Leases - Maturities of Expected Lease Revenues (Details) $ in Millions	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 87
2021	70
2022	44
2023	32
2024	16
Thereafter	17
Total future lease maturities	$ 266